STOCKHOLDERS' EQUITY (Details) - $ / shares	Dec. 31, 2023	Feb. 28, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding	6,413,080
Exercise price		$ 3.75
Listed Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	1,374,280
Exercise price	$ 3.75
Expiration Date	Aug. 17, 2027
Common Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	4,500,000
Exercise price	$ 1.05
Expiration Date	Jun. 26, 2028
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	300,000
Exercise price	$ 3.75
Expiration Date	Apr. 19, 2028
Underwriter Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	58,800
Exercise price	$ 8.23
Expiration Date	Aug. 12, 2027
Placemen Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	180,000
Exercise price	$ 1.05
Expiration Date	Jun. 26, 2028